UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number     811-09205
                                                   ------------------

                    Advantage Advisers Xanthus Fund, L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          200 Park Avenue, 24th Floor
                               New York, NY 10166
     ----------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                          Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
     ----------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: June 30, 2011
                                             ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                       [ADVANTAGE ADVISERS LOGO]

                               Advantage Advisers
                              Xanthus Fund, L.L.C.

                              Financial Statements

                     For the Six Months Ended June 30, 2011
                                   (Unaudited)

                     ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2011
                                   (UNAUDITED)

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital .....................    1

Schedule of Portfolio Investments .........................................    2

Schedule of Securities Sold, Not Yet Purchased ............................   10

Schedule of Swap Contracts ................................................   17

Statement of Operations ...................................................   25

Statements of Changes in Members' Capital .................................   26

Notes to Financial Statements .............................................   27

Supplemental Information ..................................................   41

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              JUNE 30, 2011
ASSETS
Investments in securities, at fair value (cost $1,276,504,092)               $ 1,456,530,485
Cash and cash equivalents (including restricted cash of $90,498,345,
   Hong Kong Dollars of 17,796,731 with a cost of $17,802,860,
   Euros of $3,913,414 with a cost of $3,853,701, and
   British Pounds Sterling of $351,859 with a cost of $353,778)                  156,789,184
Due from broker (including Japanese Yen of $7,283,182 with a cost of
   $7,288,546, Euros of $4,786,538 with a cost of $4,696,358,
   Hong Kong Dollars of $2,453,700 with a cost of $2,452,947,
   British Pounds Sterling of $1,457,549 with a cost of $1,407,240, and
   Swedish Krona of $7,984 with a cost of $7,985)                                237,955,146
Receivable for investment securities sold                                         23,167,825
Net unrealized gain on swap contracts                                              2,280,507
Interest receivable                                                                  348,296
Dividends receivable                                                                 159,641
Other assets                                                                         114,024
                                                                             ---------------
     TOTAL ASSETS                                                              1,877,345,108
                                                                             ---------------

LIABILITIES
Securities sold, not yet purchased, at fair value (proceeds $582,989,549)        587,782,562
Withdrawals payable (see note 3)                                                  65,702,056
Payable for investment securities purchased                                       24,193,172
Accrued capital gain country tax                                                   3,142,315
Due to broker                                                                      1,272,877
Dividends payable on securities sold, not yet purchased                              694,804
Accounting and investor services fees payable                                        218,958
Accrued expenses                                                                   1,827,815
                                                                             ---------------
     TOTAL LIABILITIES                                                           684,834,559
                                                                             ---------------
       MEMBERS' CAPITAL                                                      $ 1,192,510,549
                                                                             ===============

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                    $ 1,014,801,488
Net unrealized gain on investments, foreign currency, and swap transactions      177,709,061
                                                                             ---------------
     MEMBERS' CAPITAL                                                        $ 1,192,510,549
                                                                             ===============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2011
SHARES                                                                                 FAIR VALUE
----------                                                                           --------------
             INVESTMENT IN SECURITIES - 122.14%
             COMMON STOCK - 122.14%
             UNITED STATES - 78.20%
                APPAREL MANUFACTURERS - 3.06%
   569,900        Coach, Inc.                                                  (a)   $   36,433,707
                                                                                     --------------
                APPLICATIONS SOFTWARE - 7.57%
   240,800        Citrix Systems, Inc.*                                        (a)       19,264,000
 1,133,565        Quest Software, Inc.*                                        (a)       25,765,932
   718,200        Red Hat, Inc.*                                               (a)       32,965,380
    82,600        Salesforce.com, Inc.*                                                  12,305,748
                                                                                     --------------
                                                                                         90,301,060
                                                                                     --------------
                COMMERCIAL SERVICES - FINANCE - 3.36%
   346,500        FleetCor Technologies, Inc.*                                 (a)       10,270,260
   860,975        Verisk Analytics, Inc., Class A*                             (a)       29,806,955
                                                                                     --------------
                                                                                         40,077,215
                                                                                     --------------
                COMPUTER AIDED DESIGN - 0.97%
   673,600        Aspen Technology, Inc.                                       (a)       11,572,448
                                                                                     --------------
                COMPUTERS - 5.83%
   207,260        Apple, Inc.*                                                 (a)       69,570,964
                                                                                     --------------
                COMPUTERS - INTEGRATED SYSTEMS - 1.12%
 2,062,300        Brocade Communications Systems, Inc.*                                  13,322,458
                                                                                     --------------
                COMPUTERS - MEMORY DEVICES - 6.14%
 1,552,200        EMC Corp.*                                                   (a)       42,763,110
   733,921        SanDisk Corp.*                                               (a)       30,457,721
                                                                                     --------------
                                                                                         73,220,831
                                                                                     --------------
                DECISION SUPPORT SOFTWARE - 0.51%
   662,800        DemandTec, Inc.*                                             (a)        6,031,480
                                                                                     --------------
                ELECTRONIC COMPONENTS - SEMICONDUCTORS - 8.97%
   294,300        Altera Corp.                                                 (a)       13,640,805
   569,900        AXT, Inc.*                                                   (a)        4,832,752
   262,873        Broadcom Corp., Class A                                      (a)        8,843,048
    35,900        Ceva, Inc.*                                                             1,093,514
   985,900        Omnivision Technologies, Inc. *                              (a)       34,319,179
 1,211,870        Silicon Image, Inc.*                                                    7,828,680

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2011
SHARES                                                                                 FAIR VALUE
----------                                                                           --------------
             COMMON STOCK - (CONTINUED)
             UNITED STATES - (CONTINUED)
                ELECTRONIC COMPONENTS - SEMICONDUCTORS (CONTINUED)
   997,200        Xilinx, Inc.                                                 (a)   $   36,367,884
                                                                                     --------------
                                                                                        106,925,862
                                                                                     --------------
                ELECTRONIC DESIGN AUTOMATION - 4.12%
 1,944,700        Cadence Design Systems, Inc.*                                          20,536,032
 1,111,342        Synopsys, Inc.*                                              (a)       28,572,603
                                                                                     --------------
                                                                                         49,108,635
                                                                                     --------------
                ENTERPRISE SOFTWARE / SERVICES - 8.18%
 1,005,486        Ariba, Inc.*                                                 (a)       34,659,102
   444,000        BMC Software, Inc.*                                          (a)       24,286,800
    38,000        MicroStrategy, Inc., Class A*                                           6,181,840
   952,330        QLIK Technologies, Inc.*                                     (a)       32,436,360
                                                                                     --------------
                                                                                         97,564,102
                                                                                     --------------
                INTERNET APPLICATION SOFTWARE - 0.16%
   112,000        IntraLinks Holdings, Inc.*                                   (a)        1,935,360
                                                                                     --------------
                INTERNET CONTENT - INFORMATION / NETWORK - 0.68%
    89,800        Linkedin Corp., Class A*                                                8,090,082
                                                                                     --------------
                INTERNET INFRASTRUCTURE SOFTWARE - 3.31%
 1,359,400        TIBCO Software, Inc.*                                        (a)       39,449,788
                                                                                     --------------
                INTERNET SECURITY - 1.17%
   243,800        Blue Coat Systems, Inc.*                                     (a)        5,329,468
   439,300        Symantec Corp.*                                                         8,662,996
                                                                                     --------------
                                                                                         13,992,464
                                                                                     --------------
                INTERNET TELEPHONY - 0.38%
   120,500        BroadSoft, Inc.*                                                        4,594,665
                                                                                     --------------
                NETWORKING PRODUCTS - 2.96%
   323,200        Netgear, Inc.*                                                         14,130,304
   329,400        Polycom, Inc.*                                               (a)       21,180,420
                                                                                     --------------
                                                                                         35,310,724
                                                                                     --------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2011
SHARES                                                                                 FAIR VALUE
----------                                                                           --------------
             COMMON STOCK - (CONTINUED)
             UNITED STATES - (CONTINUED)
                RETAIL - APPAREL / SHOES - 0.32%
    89,800        Guess?, Inc.                                                       $    3,776,988
                                                                                     --------------
                RETAIL - DISCOUNT - 2.54%
   455,030        Dollar Tree, Inc.*                                           (a)       30,314,099
                                                                                     --------------
                SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 7.27%
 1,117,200        Analog Devices, Inc.                                         (a)       43,727,208
   106,084        Hittite Microwave Corp.*                                                6,567,660
 1,425,800        Maxim Integrated Products, Inc.                              (a)       36,443,448
                                                                                     --------------
                                                                                         86,738,316
                                                                                     --------------
                SEMICONDUCTOR EQUIPMENT - 3.69%
   619,000        KLA-Tencor Corp.                                             (a)       25,057,120
   412,999        Nanometrics, Inc.*                                                      7,842,851
   746,900        Teradyne, Inc.*                                              (a)       11,054,120
                                                                                     --------------
                                                                                         43,954,091
                                                                                     --------------
                TRANSACTIONAL SOFTWARE - 2.39%
   643,300        VeriFone Systems, Inc.*                                      (a)       28,530,355
                                                                                     --------------
                WEB PORTALS / ISP - 0.60%
   475,700        Yahoo!, Inc.*                                                           7,154,528
                                                                                     --------------
                WIRELESS EQUIPMENT - 2.90%
 1,171,545        Aruba Networks, Inc.*                                        (a)       34,619,155
                                                                                     --------------
             TOTAL UNITED STATES (COST $798,493,846)                                 $  932,589,377
                                                                                     --------------
             BERMUDA - 3.70%
                SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 3.70%
 2,985,818        Marvell Technology Group, Ltd.*                              (a)       44,085,603
                                                                                     --------------
             TOTAL BERMUDA (COST $49,522,191)                                        $   44,085,603
                                                                                     --------------
             CHINA - 24.39%
                ADVERTISING SALES - 3.77%
 1,443,500        Focus Media Holdings, Ltd. - Sponsored ADR*                  (a)       44,892,850
                                                                                     --------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2011
SHARES                                                                                 FAIR VALUE
----------                                                                           --------------
             COMMON STOCK - (CONTINUED)
             CHINA - (CONTINUED)
                B2B / E-COMMERCE - 0.30%
   378,914        Chinacache International Holdings, Ltd. - Sponsored ADR*     (a)   $    3,508,744
                                                                                     --------------
                COMPUTER SERVICES - 1.09%
   563,400        VanceInfo Technologies, Inc. - Sponsored ADR*                (a)       13,020,174
                                                                                     --------------
                CONSULTING SERVICES - 1.00%
   779,784        iSoftstone Holdings, Ltd. - Sponsored ADS*                   (a)       11,938,493
                                                                                     --------------
                ENTERTAINMENT SOFTWARE - 0.43%
   783,600        Shanda Games Ltd. - Sponsored ADR*                                      5,109,072
                                                                                     --------------
                HOTELS & MOTELS - 0.73%
   451,800        7 Days Group Holdings, Ltd. - Sponsored ADR*                            8,733,294
                                                                                     --------------
                HUMAN RESOURCES - 0.57%
   121,620        51job, Inc. - Sponsored ADR*                                            6,826,531
                                                                                     --------------
                INSURANCE BROKERS - 0.05%
    36,456        CNinsure, Inc. - Sponsored ADR*                                           536,997
                                                                                     --------------
                INTERNET APPLICATION SOFTWARE - 0.49%
   214,600        Tencent Holdings, Ltd.                                                  5,824,707
                                                                                     --------------
                INTERNET CONTENT - ENTERTAINMENT - 3.01%
   737,600        Netease.com, Inc. - Sponsored ADR*                           (a)       33,258,384
   261,300        Taomee Holdings, Ltd. - Sponsored ADR*                                  2,675,712
                                                                                     --------------
                                                                                         35,934,096
                                                                                     --------------
                REAL ESTATE MANAGEMENT / SERVICES - 0.43%
   525,543        E-House China Holdings, Ltd. - Sponsored ADS                 (a)        5,155,577
                                                                                     --------------
                REAL ESTATE OPERATIONS / DEVELOPMENT - 1.88%
10,662,711        Longfor Properties Co., Ltd.                                           16,388,879
21,166,000        Powerlong Real Estate Holdings, Ltd.                                    6,065,884
                                                                                     --------------
                                                                                         22,454,763
                                                                                     --------------
                RETAIL - REGIONAL DEPARTMENT STORES - 3.21%
15,090,303        Golden Eagle Retail Group, Ltd.                                        38,282,082
                                                                                     --------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2011
SHARES                                                                                 FAIR VALUE
----------                                                                           --------------
             COMMON STOCK - (CONTINUED)
             CHINA - (CONTINUED)
                RETAIL - RESTAURANTS - 2.73%
15,743,037        Ajisen China Holdings, Ltd.                                        $   32,613,994
                                                                                     --------------
                SCHOOLS - 2.99%
   319,541        New Oriental Education & Technology Group,
                    Inc. - Sponsored ADR*                                                35,699,120
                                                                                     --------------
                WEB PORTALS / ISP - 1.56%
   132,400        Baidu, Inc. - Sponsored ADR*                                           18,553,212
                                                                                     --------------
                WIRELESS EQUIPMENT - 0.15%
 8,800,000        China Wireless Technologies, Ltd.                                       1,764,240
                                                                                     --------------
             TOTAL CHINA (COST $264,518,442)                                         $  290,847,946
                                                                                     --------------
             FRANCE - 0.30%
                BATTERIES / BATTERY SYSTEMS - 0.30%
   104,944        Saft Groupe SA                                                          3,608,292
                                                                                     --------------
             TOTAL FRANCE (COST $3,455,271)                                          $    3,608,292
                                                                                     --------------
             GERMANY - 2.29%
                ENTERPRISE SOFTWARE / SERVICES - 2.29%
   456,677        Software AG                                                            27,355,073
                                                                                     --------------
             TOTAL GERMANY (COST $22,936,274)                                        $   27,355,073
                                                                                     --------------
             HONG KONG - 7.22%
                AGRICULTURAL OPERATIONS - 1.54%
 2,374,415        Le Gaga Holdings, Ltd. - Sponsored ADR*                      (a)       18,401,716
                                                                                     --------------
                ALTERNATIVE WASTE TECHNOLOGY - 1.27%
38,790,633        China Everbright International, Ltd.                                   15,154,824
                                                                                     --------------
                LOTTERY SERVICES - 0.35%
43,650,000        REXLot Holdings, Ltd.                                                   4,207,227
                                                                                     --------------
                METAL PROCESSORS & FABRICATION - 0.39%
15,052,000        Eva Precision Industrial Holdings, Ltd.                                 4,603,855
                                                                                     --------------
                RETAIL - APPAREL / SHOES - 2.71%
32,062,637        Trinity, Ltd.                                                          32,263,497
                                                                                     --------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2011
SHARES                                                                                 FAIR VALUE
----------                                                                           --------------
             COMMON STOCK - (CONTINUED)
             HONG KONG - (CONTINUED)
                RETAIL - JEWELRY - 0.67%
 2,369,000        Chow Sang Sang Holdings International, Ltd.                        $    8,007,026
                                                                                     --------------
                TRANSACTIONAL SOFTWARE - 0.29%
   369,675        Longtop Financial Technologies, Ltd. - Sponsored ADR*                   3,497,126
                                                                                     --------------
             TOTAL HONG KONG (COST $78,203,431)                                      $   86,135,271
                                                                                     --------------
             ISRAEL - 0.26%
                NETWORKING PRODUCTS - 0.14%
    44,800        EZchip Semiconductor, Ltd.*                                             1,656,256
                                                                                     --------------
                TELECOMMUNICATION EQUIPMENT - 0.12%
   252,600        AudioCodes, Ltd.*                                                       1,386,774
                                                                                     --------------
             TOTAL ISRAEL (COST $3,368,548)                                          $    3,043,030
                                                                                     --------------
             NETHERLANDS - 0.94%
                COMPUTER DATA SECURITY - 0.94%
   234,483        Gemalto NV                                                             11,210,298
                                                                                     --------------
             TOTAL NETHERLANDS (COST $11,405,202)                                    $   11,210,298
                                                                                     --------------
             SINGAPORE - 3.27%
                ELECTRONIC COMPONENTS - SEMICONDUCTORS - 3.27%
 1,024,261        Avago Technologies, Ltd.                                     (a)       38,921,918
                                                                                     --------------
             TOTAL SINGAPORE (COST $28,405,457)                                      $   38,921,918
                                                                                     --------------
             UNITED KINGDOM - 1.57%
                ENTERPRISE SOFTWARE / SERVICES - 1.57%
   683,587        Autonomy Corp. PLC*                                                    18,733,677
                                                                                     --------------
             TOTAL UNITED KINGDOM (COST $16,195,430)                                 $   18,733,677
                                                                                     --------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2011
                                                                                       FAIR VALUE
                                                                                     --------------
             COMMON STOCK - (CONTINUED)
             TOTAL COMMON STOCK (COST $1,276,504,092)                                $1,456,530,485
                                                                                     --------------
             TOTAL INVESTMENTS IN SECURITIES (COST $1,276,504,092) - 122.14%         $1,456,530,485
                                                                                     --------------
             OTHER LIABILITIES IN EXCESS OF ASSETS - (22.14%)**                        (264,019,936)
                                                                                     --------------
             MEMBERS' CAPITAL - 100.00%                                              $1,192,510,549
                                                                                     ==============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*     Non-income producing security.

** Includes $134,727,180 invested in The Bank of New York Mellon Money Market Account, which is 11.30% of Members' Capital and foreign currency with a U.S. Dollar value $22,062,004 held by The Bank of New York Mellon, which is 1.85% of Members' Capital.

ADR   American Depository Receipt
ADS   American Depository Share

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                  JUNE 30, 2011
                                                                  PERCENTAGE OF
                                                                MEMBERS' CAPITAL
INVESTMENTS IN SECURITIES - BY INDUSTRY                                (%)
---------------------------------------                         ----------------
Advertising Sales                                                      3.77
Agricultural Operations                                                1.54
Alternative Waste Technology                                           1.27
Apparel Manufacturers                                                  3.06
Applications Software                                                  7.57
B2B / E-Commerce                                                       0.30
Batteries / Battery Systems                                            0.30
Commercial Services - Finance                                          3.36
Computer Aided Design                                                  0.97
Computer Data Security                                                 0.94
Computer Services                                                      1.09
Computers - Integrated Systems                                         1.12
Computers - Memory Devices                                             6.14
Computers                                                              5.83
Consulting Services                                                    1.00
Decision Support Software                                              0.51
Electronic Components - Semiconductors                                12.24
Electronic Design Automation                                           4.12
Enterprise Software / Services                                        12.04
Entertainment Software                                                 0.43
Hotels & Motels                                                        0.73
Human Resources                                                        0.57
Insurance Brokers                                                      0.05

                                                                  JUNE 30, 2011
                                                                  PERCENTAGE OF
                                                                MEMBERS' CAPITAL
INVESTMENTS IN SECURITIES - BY INDUSTRY                                (%)
---------------------------------------                         ----------------
Internet Application Software                                          0.65
Internet Content - Entertainment                                       3.01
Internet Content - Information / Network                               0.68
Internet Infrastructure Software                                       3.31
Internet Security                                                      1.17
Internet Telephony                                                     0.38
Lottery Services                                                       0.35
Metal Processors & Fabrication                                         0.39
Networking Products                                                    3.10
Real Estate Management / Services                                      0.43
Real Estate Operations / Development                                   1.88
Retail - Apparel / Shoes                                               3.03
Retail - Discount                                                      2.54
Retail - Jewelry                                                       0.67
Retail - Regional Department Stores                                    3.21
Retail - Restaurants                                                   2.73
Schools                                                                2.99
Semiconductor Components - Integrated Circuits                        10.97
Semiconductor Equipment                                                3.69
Telecommunication Equipment                                            0.12
Transactional Software                                                 2.68
Web Portals / ISP                                                      2.16
Wireless Equipment                                                     3.05
                                                                    ---------
TOTAL INVESTMENTS IN SECURITIES                                      122.14%
                                                                    =========

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2011
SHARES                                                                                FAIR VALUE
----------                                                                          ---------------
            SECURITIES SOLD, NOT YET PURCHASED - 49.29%
            COMMON STOCK - 49.29%
            UNITED STATES - 20.56%
               AIRLINES - 0.33%
   426,600        Delta Air Lines, Inc.                                             $    3,911,922
                                                                                    --------------
               BUILDING - MOBILE HOME / MANUFACTURED HOUSING - 0.47%
   194,700        Thor Industries, Inc.                                                  5,615,148
                                                                                    --------------
               ELECTRIC - INTEGRATED - 3.26%
   337,511        Consolidated Edison, Inc.                                             17,969,086
   278,300        Northeast Utilities                                                    9,787,811
   354,200        Wisconsin Energy Corp.                                                11,104,170
                                                                                    --------------
                                                                                        38,861,067
                                                                                    --------------
               ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.76%
    88,258        Cree, Inc.                                                             2,964,586
   382,800        Microchip Technology, Inc.                                            14,511,948
   118,200        NVIDIA Corp.                                                           1,883,517
   414,200        Texas Instruments, Inc.                                               13,598,186
                                                                                    --------------
                                                                                        32,958,237
                                                                                    --------------
               FOOD - RETAIL - 0.33%
   419,300        SUPERVALU, Inc.                                                        3,945,613
                                                                                    --------------
               HUMAN RESOURCES - 0.64%
   524,700        Monster Worldwide, Inc.                                                7,692,102
                                                                                    --------------
               INTERNET CONTENT - INFORMATION / NETWORK - 0.29%
   255,200        Dice Holdings, Inc.                                                    3,450,304
                                                                                    --------------
               MULTIMEDIA - 0.61%
   231,900        Meredith Corp.                                                         7,219,047
                                                                                    --------------
               OFFICE AUTOMATION & EQUIPMENT - 0.50%
   262,100        Pitney Bowes, Inc.                                                     6,025,679
                                                                                    --------------
               RECREATIONAL CENTERS - 1.06%
   316,500        Life Time Fitness, Inc.                                               12,631,515
                                                                                    --------------
               REITS - DIVERSIFIED - 1.66%
   145,400        Vornado Realty Trust                                                  13,548,372
   285,900        Weyerhaeuser Co.                                                       6,249,774
                                                                                    --------------
                                                                                        19,798,146
                                                                                    --------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2011
SHARES                                                                                FAIR VALUE
----------                                                                          ---------------
            COMMON STOCK - (CONTINUED)
            UNITED STATES - (CONTINUED)
               REITS - OFFICE PROPERTY - 2.32%
   138,200        Boston Properties, Inc.                                           $   14,671,312
   156,700        SL Green Realty Corp.                                                 12,985,729
                                                                                    --------------
                                                                                        27,657,041
                                                                                    --------------
               RENTAL AUTO / EQUIPMENT - 0.96%
   294,300        Aaron's, Inc.                                                          8,316,918
   101,200        Rent-A-Center, Inc.                                                    3,092,672
                                                                                    --------------
                                                                                        11,409,590
                                                                                    --------------
               RETAIL - BUILDING PRODUCTS - 0.72%
   236,500        Home Depot, Inc.                                                       8,566,030
                                                                                    --------------
               RETAIL - COMPUTER EQUIPMENT - 0.60%
   266,500        GameStop Corp., Class A                                                7,107,555
                                                                                    --------------
               SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.70%
   594,000        Atmel Corp.                                                            8,357,580
                                                                                    --------------
               SEMICONDUCTOR EQUIPMENT - 1.45%
   235,700        Cabot Microelectronics Corp.                                          10,952,979
   130,500        Veeco Instruments, Inc.                                                6,317,505
                                                                                    --------------
                                                                                        17,270,484
                                                                                    --------------
               TELECOMMUNICATION EQUIPMENT - 0.80%
   262,011        Plantronics, Inc.                                                      9,571,262
                                                                                    --------------
               TRANSPORT - TRUCK - 0.32%
    98,700        Con-way, Inc.                                                          3,830,547
                                                                                    --------------
               WIRELESS EQUIPMENT - 0.78%
   228,400        Crown Castle International Corp.                                       9,316,436
                                                                                    --------------
            TOTAL UNITED STATES (PROCEEDS $224,463,935)                             $  245,195,305
                                                                                    --------------
            CHINA - 6.58%
               AIRLINES - 0.09%
 2,590,000        China Eastern Airlines Corp., Ltd., Class H                            1,151,665
                                                                                    --------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2011
SHARES                                                                                FAIR VALUE
----------                                                                          ---------------
            COMMON STOCK - (CONTINUED)
            CHINA - (CONTINUED)
               AUTOMOBILE / TRUCK PARTS & EQUIPMENT - REPLACEMENT - 0.27%
   550,000        Weichai Power Co., Ltd., Class H                                  $    3,208,995
                                                                                    --------------
               COMMERCIAL BANKS - NON U.S. - 1.48%
 8,756,000        Agricultural Bank Of China, Ltd., Class H                              4,602,348
20,897,000        China Citic Bank Corp., Ltd., Class H                                 13,024,952
                                                                                    --------------
                                                                                        17,627,300
                                                                                    --------------
               ELECTRIC - GENERATION - 0.84%
11,664,482        Datang International Power Generation Co., Ltd., Class H               3,957,490
11,615,831        Huaneng Power International, Inc., Class H                             6,105,539
                                                                                    --------------
                                                                                        10,063,029
                                                                                    --------------
               METAL - ALUMINUM - 0.39%
   214,600        Aluminum Corp. of China, Ltd. - Sponsored ADR                          4,658,966
                                                                                    --------------
               METAL PROCESSORS & FABRICATION - 0.30%
 8,059,200        China Zhongwang Holdings, Ltd.                                         3,542,163
                                                                                    --------------
               MISCELLANEOUS MANUFACTURING - 0.14%
 1,543,200        Xinjiang Goldwind Science & Technology Co., Ltd., Class H              1,652,029
                                                                                    --------------
               REAL ESTATE OPERATIONS / DEVELOPMENT - 2.33%
 5,524,000        Agile Property Holdings, Ltd.                                          8,561,531
 7,524,000        Country Garden Holdings Co.                                            3,306,932
10,111,200        Guangzhou R&F Properties Co., Ltd., Class H                           13,773,966
 4,204,526        Sino-Ocean Land Holdings, Ltd.                                         2,139,748
                                                                                    --------------
                                                                                        27,782,177
                                                                                    --------------
               SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.03%
    77,100        Semiconductor Manufacturing International Corp. - Sponsored ADR          302,232
                                                                                    --------------
               STEEL - PRODUCERS - 0.61%
 6,658,000        Angang Steel Co., Ltd., Class H                                        7,290,106
                                                                                    --------------
               TELECOMMUNICATION EQUIPMENT - 0.10%
 2,637,000        Foxconn International Holdings, Ltd.                                   1,159,009
                                                                                    --------------
            TOTAL CHINA (PROCEEDS $90,184,267)                                      $   78,437,671
                                                                                    --------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2011
SHARES                                                                                FAIR VALUE
----------                                                                          ---------------
            COMMON STOCK - (CONTINUED)
            GERMANY - 2.18%
               POWER CONVERSION / SUPPLY EQUIPMENT - 1.15%
   123,338        SMA Solar Technology AG                                           $   13,737,009
                                                                                    --------------
               SEMICONDUCTOR EQUIPMENT - 1.03%
   357,963        Aixtron SE NA                                                         12,211,838
                                                                                    --------------
            TOTAL GERMANY (PROCEEDS $24,538,254)                                    $   25,948,847
                                                                                    --------------
            HONG KONG - 1.96%
               AIRLINES - 0.18%
   961,000        Cathay Pacific Airways, Ltd.                                           2,225,505
                                                                                    --------------
               AIRPORT DEVELOPMENT / MAINTENANCE - 0.33%
 8,328,000        Beijing Capital International Airport Co., Ltd., Class H               3,895,763
                                                                                    --------------
               AUTO - CARS / LIGHT TRUCKS - 0.26%
 7,875,000        Geely Automobile Holdings, Ltd.                                        3,076,625
                                                                                    --------------
               DIVERSIFIED OPERATIONS - 0.94%
 1,037,000        Hutchinson Whampoa, Ltd.                                              11,194,598
                                                                                    --------------
               ENERGY - ALTERNATE SOURCES - 0.25%
 5,839,000        GCL-Poly Energy Holdings, Ltd.                                         3,024,085
                                                                                    --------------
            TOTAL HONG KONG (PROCEEDS $23,733,168)                                  $   23,416,576
                                                                                    --------------
            INDIA - 2.46%
               COMPUTER SERVICES - 2.46%
   260,000        Infosys, Ltd. - Sponsored ADR                                         16,959,800
   936,700        Wipro, Ltd. - Sponsored ADR                                           12,336,339
                                                                                    --------------
                                                                                        29,296,139
                                                                                    --------------
            TOTAL INDIA (PROCEEDS $28,806,688)                                      $   29,296,139
                                                                                    --------------
            JAPAN - 11.35%
               AUDIO / VIDEO PRODUCTS - 2.52%
 1,377,512        Panasonic Corp.                                                       16,715,226
 1,479,000        Sharp Corp.                                                           13,386,787
                                                                                    --------------
                                                                                        30,102,013
                                                                                    --------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2011
SHARES                                                                                FAIR VALUE
----------                                                                          ---------------
            COMMON STOCK - (CONTINUED)
            JAPAN - (CONTINUED)
               AUTO - CARS / LIGHT TRUCKS - 2.31%
   283,700        Honda Motor Co., Ltd.                                             $   10,836,906
   203,100        Toyota Motor Corp. - Sponsored ADR                                    16,739,502
                                                                                    --------------
                                                                                        27,576,408
                                                                                    --------------
               BUILDING PRODUCTS - DOORS AND WINDOWS - 0.77%
   788,000        Asahi Glass Co., Ltd.                                                  9,132,567
                                                                                    --------------
               ELECTRONIC COMPONENTS - MISCELLANEOUS - 3.16%
   648,500        Hoya Corp.                                                            14,244,736
   189,100        Murata Manufacturing Co., Ltd.                                        12,526,684
   859,000        Nippon Electric Glass Co., Ltd.                                       10,912,677
                                                                                    --------------
                                                                                        37,684,097
                                                                                    --------------
               ELECTRONIC MEASURING INSTRUMENTS - 0.42%
   277,400        Advantest Corp.                                                        5,055,977
                                                                                    --------------
               OFFICE AUTOMATION & EQUIPMENT - 0.66%
   710,000        Ricoh Co., Ltd.                                                        7,815,395
                                                                                    --------------
               PHOTO EQUIPMENT & SUPPLIES - 1.13%
   433,900        FUJIFILM Holdings Corp.                                               13,426,002
                                                                                    --------------
               TEXTILE - PRODUCTS - 0.38%
   625,000        Toray Industries, Inc.                                                 4,581,340
                                                                                    --------------
            TOTAL JAPAN (PROCEEDS $134,915,453)                                     $  135,373,799
                                                                                    --------------
            SWITZERLAND - 1.96%
               COMPUTERS - PERIPHERAL EQUIPMENT - 1.07%
 1,130,452        Logitech International SA                                             12,706,280
                                                                                    --------------
               ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.89%
 1,067,374        STMicroelectronics NV                                                 10,631,045
                                                                                    --------------
            TOTAL SWITZERLAND (PROCEEDS $26,249,818)                                $   23,337,325
                                                                                    --------------
            TAIWAN - 2.24%
               ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.54%
   937,300        AU Optronics Corp. - Sponsored ADR                                     6,448,624
                                                                                    --------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2011
SHARES                                                                                FAIR VALUE
----------                                                                          ---------------
            COMMON STOCK - (CONTINUED)
            TAIWAN - (CONTINUED)
               SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 1.70%
   662,200        Advanced Semiconductor Engineering, Inc., - Sponsored ADR         $    3,734,808
 1,450,937        Siliconware Precision Industries Co. - Sponsored ADR                   9,024,828
 2,956,500        United Microelectronics Corp. - Sponsored ADR                          7,568,640
                                                                                    --------------
                                                                                        20,328,276
                                                                                    --------------
            TOTAL TAIWAN (PROCEEDS $30,097,966)                                     $   26,776,900
                                                                                    --------------
            TOTAL COMMON STOCK (PROCEEDS $582,989,549)                              $  587,782,562
                                                                                    --------------

CONTRACTS
----------
            RIGHTS - 0.00%
            CHINA - 0.00%
               COMMERCIAL BANKS - NON U.S. - 0.00%
 4,179,400        China Citic Bank Corp., Ltd. - Rights                                          0
                                                                                    --------------
            TOTAL RIGHTS (COST $0)                                                  $            0
                                                                                    --------------
            TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $582,989,549)        $  587,782,562
                                                                                    ==============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                  JUNE 30, 2011
                                                                  PERCENTAGE OF
                                                                 MEMBERS'CAPITAL
SECURITIES SOLD, NOT YET PURCHASED - BY INDUSTRY                       (%)
------------------------------------------------                 ---------------
Airlines                                                              0.60
Airport Development / Maintenance                                     0.33
Audio / Video Products                                                2.52
Auto - Cars / Light Trucks                                            2.57
Automobile / Truck Parts & Equipment - Replacement                    0.27
Building - Mobile Home / Manufactured Housing                         0.47
Building Products - Doors and Windows                                 0.77
Commercial Banks - Non U.S.                                           1.48
Computer Services                                                     2.46
Computers - Peripheral Equipment                                      1.07
Diversified Operations                                                0.94
Electric - Generation                                                 0.84
Electric - Integrated                                                 3.26
Electronic Components - Miscellaneous                                 3.70
Electronic Components - Semiconductors                                3.65
Electronic Measuring Instruments                                      0.42
Energy - Alternate Sources                                            0.25
Food - Retail                                                         0.33
Human Resources                                                       0.64
Internet Content - Information / Network                              0.29

                                                                  JUNE 30, 2011
                                                                  PERCENTAGE OF
                                                                 MEMBERS'CAPITAL
SECURITIES SOLD, NOT YET PURCHASED - BY INDUSTRY                       (%)
------------------------------------------------                 ---------------
Metal - Aluminum                                                      0.39
Metal Processors & Fabrication                                        0.30
Miscellaneous Manufacturing                                           0.14
Multimedia                                                            0.61
Office Automation & Equipment                                         1.16
Photo Equipment & Supplies                                            1.13
Power Conversion / Supply Equipment                                   1.15
Real Estate Operations / Development                                  2.33
Recreational Centers                                                  1.06
REITS - Diversified                                                   1.66
REITS - Office Property                                               2.32
Rental Auto / Equipment                                               0.96
Retail - Building Products                                            0.72
Retail - Computer Equipment                                           0.60
Semiconductor Components - Integrated Circuits                        2.43
Semiconductor Equipment                                               2.48
Steel - Producers                                                     0.61
Telecommunication Equipment                                           0.90
Textile - Products                                                    0.38
Transport - Truck                                                     0.32
Wireless Equipment                                                    0.78
                                                                    -------
TOTAL SECURITIES SOLD, NOT YET PURCHASED                             49.29%
                                                                    =======

      The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SWAP CONTRACTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               JUNE 30, 2011
  NOTIONAL      MATURITY                                                         UNREALIZED
   AMOUNT         DATE                                                          GAIN/(LOSS)
------------   ----------                                                      -------------
               SWAP CONTRACTS - 0.19%
               TOTAL RETURN SWAP CONTRACTS - LONG - 0.35%
               BUILDING & CONSTRUCTION - MISCELLANEOUS - 0.00%
$ 12,331,094   11/14/2012   Multiplan Empreendimentos Imobilarios SA           $      30,489
                                                                               -------------

                            Agreement with Morgan Stanley, dated
                            11/08/2010 to receive the total return of the shares of Multiplan Empreendimentos
                            Imobilarios SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds
                            Effective Rate plus 0.65%.

               CHEMICALS - SPECIALTY - 0.01%
   4,977,195   12/29/2011   TechnoSemiChem Co., Ltd.                                  64,580

                            Agreement with Morgan Stanley, dated
                            02/23/2011 to receive the total return of the shares of TechnoSemiChem Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate
                            Rate plus 1.25%.

   2,844,538    3/29/2012   TechnoSemiChem Co., Ltd.                                  36,909

                            Agreement with Morgan Stanley, dated
                            04/25/2011 to receive the total return of the
                            shares of TechnoSemiChem Co., Ltd. in
                            exchange for an amount to be paid monthly
                            equal to the Daily Fed Funds Effective Rate
                            Rate plus 1.25%.
                                                                               -------------
                                                                                     101,489
                                                                               -------------
               MULTIMEDIA - 0.06%

  13,854,572    5/23/2013   Naspers, Ltd.                                            698,264
                                                                               -------------
                            Agreement with Morgan Stanley, dated
                            05/19/2011 to receive the total return of the
                            shares of Naspers, Ltd. in exchange for an
                            amount to be paid monthly equal to the Daily
                            Fed Funds Effective Rate plus 0.55%.

      The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                               JUNE 30, 2011
  NOTIONAL      MATURITY                                                         UNREALIZED
   AMOUNT         DATE                                                          GAIN/(LOSS)
------------   ----------                                                      -------------
               SWAP CONTRACTS - (CONTINUED)
               TOTAL RETURN SWAP CONTRACTS - LONG - (CONTINUED)
               REAL ESTATE OPERATIONS / DEVELOPMENT - 0.00%
$     65,141   11/16/2012   Anant Raj Industries, Ltd.                         $       4,041

                            Agreement with Morgan Stanley, dated
                            11/12/2010 to receive the total return of the shares of Anant Raj Industries, Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.

   3,928,844   11/14/2012   Iguatemi Empresa de Shopping Centers SA                   59,714

                            Agreement with Morgan Stanley, dated
                            11/12/2010 to receive the total return of the
                            shares of Iguatemi Empresa de Shopping
                            Centers SA in exchange for an amount to be
                            paid monthly equal to the Daily Fed Funds
                            Effective Rate plus 0.65%.
                                                                               -------------
                                                                                      63,755
                                                                               -------------
               RETAIL - RESTAURANTS - 0.01%
  21,951,897    1/24/2013   Gourmet Master Co., Ltd.                                  65,280
                                                                               -------------
                            Agreement with Morgan Stanley, dated
                            11/22/2010 to receive the total return of the
                            shares of Gourmet Master Co., Ltd. in exchange
                            for an amount to be paid monthly equal to the
                            Daily Fed Funds Effective Rate plus 1.25%.

               WEB PORTALS / ISP - 0.02%
  18,745,173    3/29/2012   NHN Corp.                                                211,586
                                                                               -------------
                            Agreement with Morgan Stanley, dated
                            03/26/2010 to receive the total return of the
                            shares of NHN Corp. in exchange for an amount
                            to be paid monthly equal to the Daily Fed Funds
                            Effective Rate plus 0.72%.

               WIRELESS EQUIPMENT - 0.25%
  80,425,451    5/31/2013   QUALCOMM, Inc.                                         2,988,792
                                                                               -------------
                            Agreement with Morgan Stanley, dated
                            05/27/2011 to receive the total return of the
                            shares of QUALCOMM, Inc. in exchange for an
                            amount to be paid monthly equal to the Daily
                            Fed Funds Effective Rate plus 0.45%.
                                                                               -------------
               TOTAL LONG SWAP CONTRACTS                                       $   4,159,655
                                                                               =============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                               JUNE 30, 2011
  NOTIONAL      MATURITY                                                         UNREALIZED
   AMOUNT         DATE                                                          GAIN/(LOSS)
------------   ----------                                                      -------------
               SWAP CONTRACTS - (CONTINUED)
               TOTAL RETURN SWAP CONTRACTS - SHORT - (0.16%)
               AIRLINES - (0.01%)
$  1,889,740    1/24/2013   China Airlines, Ltd.                               $    (129,525)
                                                                               -------------
                            Agreement with Morgan Stanley, dated
                            05/16/2011 to deliver the total return of the
                            shares of China Airlines, Ltd. in exchange for
                            an amount to be received monthly equal to the
                            Daily Fed Funds Effective Rate less 5.50%.

               CAPACITORS - (0.00%)
   7,607,714   12/20/2012   Taiyo Yuden Co., Ltd.                                    (39,449)
                                                                               -------------
                            Agreement with Morgan Stanley, dated
                            05/15/2009 to deliver the total return of the
                            shares of Taiyo Yuden Co., Ltd. in exchange for
                            an amount to be received monthly equal to the
                            Daily Fed Funds Effective Rate less 0.52%.

               COMPUTERS - (0.05%)
   5,057,930    1/24/2013   Acer, Inc.                                              (278,511)

                            Agreement with Morgan Stanley, dated
                            06/18/2009 to deliver the total return of the shares of Acer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed
                            Funds Effective Rate less 7.20%.

   4,178,270    1/24/2013   Asustek Computer, Inc.                                  (131,404)

                            Agreement with Morgan Stanley, dated
                            03/28/2011 to deliver the total return of the shares of Asustek Computer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.75%.

   5,127,791    1/24/2013   Compal Electronics, Inc.                                (184,547)

                            Agreement with Morgan Stanley, dated
                            03/29/2011 to deliver the total return of the shares of Compal Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.25%.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                               JUNE 30, 2011
  NOTIONAL      MATURITY                                                         UNREALIZED
   AMOUNT         DATE                                                          GAIN/(LOSS)
------------   ----------                                                      -------------
               SWAP CONTRACTS - (CONTINUED)
               TOTAL RETURN SWAP CONTRACTS - SHORT - (CONTINUED)
               COMPUTERS - (CONTINUED)
$  1,664,343    1/24/2013   Wistron Corp.                                      $     (44,165)

                            Agreement with Morgan Stanley, dated
                            04/25/2011 to deliver the total return of the
                            shares of Wistron Corp. in exchange for an
                            amount to be received monthly equal to the
                            Daily Fed Funds Effective Rate less 6.00%.
                                                                               -------------
                                                                                    (638,627)
                                                                               -------------
               COMPUTERS - PERIPHERAL EQUIPMENT - 0.04%
   1,308,614    1/24/2013   Chicony Electronics Co., Ltd.                            (33,395)

                            Agreement with Morgan Stanley, dated
                            04/20/2011 to deliver the total return of the shares of Chicony Electronics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.50%.

   6,683,058    1/24/2013   Chimei Innolux Corp.                                     508,016

                            Agreement with Morgan Stanley, dated
                            03/18/2010 to deliver the total return of the shares of Chimei Innolux Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.07%.

     663,862    1/24/2013   HannsTouch Solution, Inc.                                (19,757)

                            Agreement with Morgan Stanley, dated 11/23/2010
                            to deliver the total return of the shares of
                            HannsTouch Solution, Inc. in exchange for an
                            amount to be received monthly equal to the Daily
                            Fed Funds Effective Rate less 5.50%.
                                                                               -------------
                                                                                     454,864
                                                                               -------------
               ELECTRIC PRODUCTS - MISCELLANEOUS - (0.02%)
   8,542,359   12/20/2012   Casio Computer Co., Ltd.                                 (33,269)

                            Agreement with Morgan Stanley, dated
                            05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.45%.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                               JUNE 30, 2011
  NOTIONAL      MATURITY                                                         UNREALIZED
   AMOUNT         DATE                                                          GAIN/(LOSS)
------------   ----------                                                      -------------
               SWAP CONTRACTS - (CONTINUED)
               TOTAL RETURN SWAP CONTRACTS - SHORT - (CONTINUED)
               ELECTRIC PRODUCTS - MISCELLANEOUS - (CONTINUED)
  $5,793,590   12/20/2012   Funai Electric Co., Ltd.                           $     172,935

                            Agreement with Morgan Stanley, dated
                            12/28/2010 to deliver the total return of the shares of Funai Electric Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.76%.

  15,674,905    3/29/2012   LG Electronics, Inc.                                    (382,817)

                            Agreement with Morgan Stanley, dated
                            09/16/2010 to deliver the total return of the shares of LG Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.

                                                                               -------------
                                                                                    (243,151)
                                                                               -------------
               ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.02%)
   8,779,518   12/29/2011   Samsung Electro-Mechanics Co., Ltd.                       73,843

                            Agreement with Morgan Stanley, dated
                            08/06/2010 to deliver the total return of the shares of Samsung Electro-Mechanics Co., Ltd.
                            in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective
                            Rate less 3.75%.

   2,186,318    1/24/2013   Wintek Corp.                                            (275,897)

                            Agreement with Morgan Stanley, dated
                            09/14/2010 to deliver the total return of the shares of Wintek Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.03%.

                                                                               -------------
                                                                                    (202,054)
                                                                               -------------
               ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.00%
  11,416,488   12/20/2012   Elpida Memory, Inc.                                     (127,477)

                            Agreement with Morgan Stanley, dated
                            05/15/2009 to deliver the total return of the shares of Elpida Memory, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.86%.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                               JUNE 30, 2011
  NOTIONAL      MATURITY                                                         UNREALIZED
   AMOUNT         DATE                                                          GAIN/(LOSS)
------------   ----------                                                      -------------
               SWAP CONTRACTS - (CONTINUED)
               TOTAL RETURN SWAP CONTRACTS - SHORT - (CONTINUED)
               ELECTRONIC COMPONENTS - SEMICONDUCTORS - (CONTINUED)
$  1,622,124    1/24/2013   Everlight Electronics Co., Ltd.                    $     (54,793)

                            Agreement with Morgan Stanley, dated
                            08/11/2010 to deliver the total return of the shares of Everlight Electronics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.50%.

   4,650,857    3/29/2012   Hynix Semiconductor, Inc.                                213,124

                            Agreement with Morgan Stanley, dated
                            03/26/2010 to deliver the total return of the shares of Hynix Semiconductor, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.

  12,707,688    1/24/2013   MediaTek, Inc.                                           128,530

                            Agreement with Morgan Stanley, dated
                            01/15/2009 to deliver the total return of the shares of MediaTek, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.00%.

   7,085,629   12/20/2012   Rohm Co., Ltd.                                          (112,003)

                            Agreement with Morgan Stanley, dated
                            05/16./2011 to deliver the total return of the
                            shares of Rohm Co., Ltd. in exchange for an
                            amount to be received monthly equal to the
                            Daily Fed Funds Effective Rate less 0.40%.
                                                                               -------------
                                                                                     47,381
                                                                               -------------
               ELECTRONIC CONNECTORS - (0.02%)
   6,138,615   12/20/2012 Hirose Electric Co., Ltd.                                 (202,609)
                                                                               -------------
                            Agreement with Morgan Stanley, dated
                            09/10/2010 to deliver the total return of the
                            shares of Hirose Electric Co., Ltd. in exchange
                            for an amount to be received monthly equal to
                            the Daily Fed Funds Effective Rate less 0.40%.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                               JUNE 30, 2011
  NOTIONAL      MATURITY                                                         UNREALIZED
   AMOUNT         DATE                                                          GAIN/(LOSS)
------------   ----------                                                      -------------
               SWAP CONTRACTS - (CONTINUED)
               TOTAL RETURN SWAP CONTRACTS - SHORT - (CONTINUED)
               FINANCE - INVESTMENT BANKER / BROKER - (0.06%)
$  7,238,457     1/3/2012   Bolsas y Mercados Espanoles SA                     $    (584,185)

                            Agreement with Morgan Stanley, dated
                            09/09/2010 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.00%.

     709,059    3/29/2012   Bolsas y Mercados Espanoles SA                           (57,225)

                            Agreement with Morgan Stanley, dated
                            10/05/2010 to deliver the total return of the
                            shares of Bolsas y Mercados Espanoles SA in
                            exchange for an amount to be received monthly
                            equal to the Daily Fed Funds Effective Rate
                            less 6.00%.
                                                                               -------------
                                                                                    (641,410)
                                                                               -------------
               MACHINERY - MATERIAL HANDLING - (0.00%)
   2,171,637   12/20/2012   Tsugami Corp.                                            (21,429)
                                                                               -------------
                            Agreement with Morgan Stanley, dated
                            07/20/2010 to deliver the total return of the
                            shares of Tsugami Corp. in exchange for an
                            amount to be received monthly equal to the
                            Daily Fed Funds Effective Rate less 6.85%.

               PHOTO EQUIPMENT & SUPPLIES - (0.02%)
  11,305,453   12/20/2012   Konica Minolta Holdings, Inc.                           (263,139)
                                                                               -------------
                            Agreement with Morgan Stanley, dated
                            04/13/2011 to deliver the total return of the
                            shares of Konica Minolta Holdings, Inc. in
                            exchange for an amount to be received monthly
                            equal to the Daily Fed Funds Effective Rate
                            less 0.40%.

                                                                               -------------
               TOTAL SHORT SWAP CONTRACTS                                      $  (1,879,148)
                                                                               =============

      The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SWAP CONTRACTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                 JUNE 30, 2011
                                                                 PERCENTAGE OF
                                                               MEMBERS' CAPITAL
SWAP CONTRACTS - BY INDUSTRY                                          (%)
----------------------------------------------                 ----------------
Airlines                                                            (0.01)
Building & Construction - Miscellaneous                              0.00
Capacitors                                                          (0.00)
Chemicals - Specialty                                                0.01
Computers                                                           (0.05)
Computers - Peripheral Equipment                                     0.04
Electric Products - Miscellaneous                                   (0.02)
Electronic Components - Miscellaneous                               (0.02)
Electronic Components - Semiconductor                                0.00

                                                                 JUNE 30, 2011
                                                                 PERCENTAGE OF
                                                               MEMBERS' CAPITAL
SWAP CONTRACTS - BY INDUSTRY                                          (%)
----------------------------------------------                 ----------------
Electronic Connectors                                               (0.02)
Finance - Investment Banker / Broker                                (0.06)
Machinery - Material Handling                                       (0.00)
Multimedia                                                           0.06
Photo Equipment & Supplies                                          (0.02)
Real Estate Operations / Development                                 0.00
Retail - Restaurants                                                 0.01
Web Portals / ISP                                                    0.02
Wireless Equipment                                                   0.25
                                                                   --------
TOTAL SWAP CONTRACTS                                                 0.19%
                                                                   ========

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      SIX MONTHS ENDED
                                                                        JUNE 30, 2011
INVESTMENT INCOME
   Dividends (net of withholdings taxes of $138,988)                  $      4,433,842
   Interest                                                                  1,660,152
                                                                      ----------------
      TOTAL INVESTMENT INCOME                                                6,093,994
                                                                      ----------------

EXPENSES
   Prime broker fees                                                         7,690,015
   Dividends on securities sold, not yet purchased                           6,488,925
   Administration fees                                                       5,896,616
   Accounting and investor services fees                                       430,186
   Custodian fees                                                              215,457
   Registration expense                                                        146,451
   Audit and tax fees                                                          134,476
   Insurance expense                                                           104,623
   Board of Managers' fees and expenses                                         86,066
   Legal fees                                                                   56,042
   Printing expense                                                             35,115
   Interest expense                                                             22,430
   Miscellaneous                                                                82,683
                                                                      ----------------
      TOTAL OPERATING EXPENSES                                              21,389,085
                                                                      ----------------
      NET INVESTMENT LOSS                                                  (15,295,091)
                                                                      ----------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENT ACTIVITIES,
  FOREIGN CURRENCY TRANSACTIONS AND SWAP CONTRACTS
   Net realized gain from investment in securities                          63,073,607
   Net realized gain from swap contracts                                    22,016,126
   Net realized gain from foreign currency transactions                        380,810
   Net realized loss from securities sold, not yet purchased                (3,317,913)
                                                                      ----------------
NET REALIZED GAIN FROM INVESTMENT ACTIVITIES, FOREIGN CURRENCY
  TRANSACTIONS AND SWAP CONTRACTS                                           82,152,630

NET CHANGE IN UNREALIZED GAIN/(LOSS) FROM INVESTMENT
   ACTIVITIES AND FOREIGN CURRENCY TRANSACTIONS                             36,093,887
NET CHANGE IN UNREALIZED GAIN/(LOSS) FROM SWAP CONTRACTS                     2,123,234
                                                                      ----------------

   NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENT
     ACTIVITIES, FOREIGN CURRENCY TRANSACTIONS AND SWAP
     CONTRACTS                                                             120,369,751
                                                                      ----------------

   NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS         $    105,074,660
                                                                      ================

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            SPECIAL
                                                                            ADVISORY
                                                                             MEMBER          MEMBERS            TOTAL
                                                                         -------------   ---------------   ---------------
MEMBERS' CAPITAL, DECEMBER 31, 2009                                      $          --   $   891,416,062   $   891,416,062
                                                                         =============   ===============   ===============

FROM INVESTMENT ACTIVITIES
   Net investment loss                                                   $          --   $   (25,608,206)  $   (25,608,206)
   Net realized gain from investment activities, foreign currency
     transactions and swap contracts                                                --       122,572,344       122,572,344
   Net change in unrealized gain/(loss) from investment activities,
     foreign currency transactions and swap contracts                               --        (2,854,082)       (2,854,082)
   Incentive allocation                                                     19,158,505       (19,158,505)               --
                                                                         -------------   ---------------   ---------------
   NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS               19,158,505        74,951,551        94,110,056
                                                                         -------------   ---------------   ---------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                            --       171,267,034       171,267,034
   Capital withdrawals                                                     (19,158,505)      (78,438,474)      (97,596,979)
                                                                         -------------   ---------------   ---------------
   NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL RESULTING FROM
     CAPITAL TRANSACTIONS                                                  (19,158,505)       92,828,560        73,670,055
                                                                         -------------   ---------------   ---------------
MEMBERS' CAPITAL, DECEMBER 31, 2010                                      $          --   $ 1,059,196,173   $ 1,059,196,173
                                                                         =============   ===============   ===============

FROM INVESTMENT ACTIVITIES
   Net investment loss                                                   $          --   $   (15,295,091)  $   (15,295,091)
   Net realized gain from investment activities, foreign currency
     transactions and swap contracts                                                --        82,152,630        82,152,630
   Net change in unrealized gain/(loss) from investment activities,
     foreign currency transactions and swap contracts                               --        38,217,121        38,217,121
   Incentive allocation                                                        842,412          (842,412)               --
                                                                         -------------   ---------------   ---------------
   NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                  842,412       104,232,248       105,074,660
                                                                         -------------   ---------------   ---------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                            --        93,941,772        93,941,772
   Capital withdrawals                                                        (842,412)      (64,859,644)      (65,702,056)
                                                                         -------------   ---------------   ---------------
   NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL RESULTING FROM CAPITAL
     TRANSACTIONS                                                             (842,412)       29,082,128        28,239,716
                                                                         -------------   ---------------   ---------------
MEMBERS' CAPITAL, JUNE 30, 2011                                          $          --   $ 1,192,510,549   $ 1,192,510,549
                                                                         =============   ===============   ===============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

      1.    ORGANIZATION

            Advantage Advisers Xanthus Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of June 5, 2003. The Company's investment objective is to achieve maximum capital appreciation. From the inception of the Company, through July 1, 2010, the Company pursued its investment objective by investing in a portfolio consisting primarily of equity securities of technology companies that derive a major portion of their revenue directly or indirectly from business lines that benefit from technological events or advances. Commencing on July 1, 2010, the investment program was updated to focus on investing in a portfolio consisting generally of equity securities that the investment adviser believes are well positioned to benefit from demand for their products or services, particularly companies that can innovate or grow rapidly relative to their peers in their markets. These type of companies are generally considered to be "growth companies." The Company's portfolio of securities is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

            Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are six members of the Board of Managers, one of whom is considered an "interested person" of the Company under the Act. From inception until July 1, 2011, the Company's investment adviser was Advantage Advisers Management, L.L.C., a Delaware limited liability company ("AAM"). Effective July 1, 2011, Advantage Advisers Multi-Manager, L.L.C. ("Multi-Manager"), a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer") became the Company's investment adviser and Multi-Manager was retained to provide administrative services to the Company pursuant to a new administrative services agreement. Prior to these changes being effective, the Company made a tender offer with respect to 100% of the Company's Members' Capital. Multi-Manager is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated July 1, 2011. OAM is the managing member of Multi-Manager and Alkeon Capital Management L.L.C. ("Alkeon") is a non-managing member of Multi-Manager; together they make up the Special Advisory Member ("Special Advisory Member"). Investment professionals employed by Alkeon, including Mr. Takis Sparaggis, who serves as the Company's portfolio manager, manage the Company's portfolio on behalf of Multi-Manager under the supervision of OAM pursuant to a Sub-Investment Advisory Agreement dated July 1, 2011. Oppenheimer has a minority profit participation interest in Alkeon until November 13, 2011.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      1.    ORGANIZATION (CONTINUED)

            The acceptance of initial and additional contributions from persons who purchase interests in the Company ("Member") are subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. Multi-Manager expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

            Generally, except as provided under applicable law, a member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such member, plus such member's share of undistributed profits and assets.

      2.    SIGNIFICANT ACCOUNTING POLICIES

            The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as "authoritative guidance") requires Multi-Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Multi-Manager believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

            In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2010-06, IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS ("ASU 2010-06"). ASU 2010-06 amends authoritative guidance to add new requirements for disclosures about transfers into and out of Levels 1 and 2, and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. This update also clarifies existing fair value disclosures about the level of disaggregation for the classes of assets and liabilities and the disclosures about the inputs and valuation techniques used to measure fair value. ASU 2010-06 is effective for the interim and annual periods beginning after December 15, 2009 and for periods beginning after December 15, 2010 for the new Level 3 disclosures. The Company adopted the standard effective December 31, 2010. The adoption did not have a material effect on the Company's financial statements.

            The following is a summary of the Company's accounting policies:

            A.    REVENUE RECOGNITION

            Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            B.    PORTFOLIO VALUATION

            The Company's securities are valued at fair value in accordance with policies adopted by the Board of Managers, which are summarized below.

            (i) Domestic exchange traded securities (other than options and those securities traded on NASDAQ) shall be valued:

                  (1) at their last composite sale price as reported on the exchanges where those securities are traded; or

                  (2) if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid price for securities held long, or their composite asked price for securities sold, not yet purchased, as reported by those exchanges.

            (ii)  Securities traded on NASDAQ shall be valued:

                  (1) at the NASDAQ Official Closing Price ("NOCP") (which is the last trade price at or before 4:00 p.m. (Eastern
                        Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

                  (2) if no NOCP is available at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

                  (3)   if no sale is shown on NASDAQ at the bid price; or

                  (4) if no sale is shown and no bid price is available, the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

      Securities traded on a foreign securities exchange are valued at their last sale price on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid price (in the case of securities held long) or asked price (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options are valued at their bid price (or asked price in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid price (or asked price in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the fair value of the securities and other assets are determined in good faith by, or under the supervision of, the Board of Managers.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2.    SIGNIFICANT  ACCOUNTING POLICIES  (CONTINUED)

            B.    PORTFOLIO VALUATION (CONTINUED)

            Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

            Securities associated with swaps are valued in accordance with the procedures described above, net of any contractual terms with the counterparty.

            Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

            All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers.

            The determination of fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of Multi-Manager with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by Multi-Manager and the valuation method used by Multi-Manager with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of Multi-Manager; and (vii) the liquidity or illiquidity of the market for the security or other investment.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2.    SIGNIFICANT  ACCOUNTING POLICIES  (CONTINUED)

            B.    PORTFOLIO VALUATION (CONTINUED)

            The fair value of the Company's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

            During the six months ended June 30, 2011, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value.

            Various inputs are used in determining the value of the Company's investments. These inputs are summarized in the three broad levels listed below.

            Level 1 - observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

            Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

            Level 3 -- significant unobservable inputs (including the Company's own assumptions in determining the fair value of investments).

            The Company recognizes transfers into and out of levels indicated above at the end of the reporting period.

            The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

            Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            B.    PORTFOLIO VALUATION (CONTINUED)

            The following is a summary of the inputs used, as of June 30, 2011, in valuing the Company's investments at fair value.

                                                              SECURITIES SOLD,      OTHER
                                              INVESTMENTS          NOT YET        FINANCIAL
            VALUATION INPUTS                 IN SECURITIES        PURCHASED      INSTRUMENTS
            ----------------                ---------------   ----------------   -----------
            Level 1--Quoted Prices
               Common Stock                 $ 1,453,033,359   $    587,480,330   $        --

            Level 2--Other Significant
            Observable Inputs
               Total Return Swaps                        --                 --     2,280,507

            Level 3--Other Significant
            Unobservable Inputs
               Common Stock                       3,497,126            302,232            --
               Rights                                    --                  0            --
                                            ---------------   ----------------   -----------

            Total                           $ 1,456,530,485   $    587,782,562   $ 2,280,507
                                            ===============   ================   ===========

            The following is a reconciliation of assets, as of June 30, 2011, in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                                 SECURITIES SOLD,
                                                                 INVESTMENTS         NOT YET
                                                                IN SECURITIES       PURCHASED
                                                              ----------------   ----------------
            BALANCE AS OF DECEMBER 31, 2010                   $             --   $             --
            Net realized gain                                               --                 --
            Net change in unrealized gain/(loss)                            --                 --
            Purchases                                                       --                 --
            Sales                                                           --                 --
            Transfers in and/or out of Level 3*                      3,497,126            302,232
                                                              ----------------   ----------------
            BALANCE AS OF JUNE 30, 2011                       $      3,497,126   $        302,232
                                                              ================   ================

            * The following three securities make up the holdings in Level 3 as of June 30, 2011: Longtop Financial Technologies, Ltd. - Sponsored ADR was transferred from Level 1 to Level 3 because trading was halted due to questions pertaining to the company's financial records; Semiconductor Manufacturing International Corp. is a new investment for 2011 and trading was halted on June 28, 2011, due to which the investment is classified as Level 3; and China Citic Bank Corp., Ltd. (Rights) has no value and was not traded as of June 30, 2011, which was its Ex-date.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2.    SIGNIFICANT   ACCOUNTING  POLICIES  (CONTINUED)

            C.    CASH AND CASH EQUIVALENTS

            The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted cash listed in the Statement of Assets, Liabilities and Members' Capital represents funds held by The Bank of New York Mellon (the "Custodian") for securities sold not yet purchased, swap contracts and other derivatives. At June 30, 2011, $134,727,180 in cash equivalents was held at the Custodian in a money market account and foreign currency with a U.S. Dollar value of $22,062,004 was held by the Custodian.

            D.    INCOME TAXES

            The Company has reclassified $25,608,206 and $122,572,344 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2010. This reclassification was a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on Members' Capital.

            In accordance with authoritative guidance, Management has analyzed the Company's tax position for all open tax years (tax years ended December 31, 2007-2010), and has concluded that a liability of $3,142,315 capital gain country tax is required in the Company's financial statements. The Company recognizes interest and penalties, if any, related to country tax expense within the Statement of Operations. During the period, the Company did not record any interest or penalties.

            Each Member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss.

      3.    ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

            From the inception of the Company until July 1, 2011, administrative services were provided by Oppenheimer at a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's members' capital determined as of the beginning of the month.

            During the six months ended June 30, 2011, Oppenheimer earned $60,699 as brokerage commissions from portfolio transactions executed on behalf of the Company. Mainsail Group, L.L.C., a broker-dealer affiliate of Alkeon, earned $228,168 as brokerage commissions from portfolio transactions executed on behalf of the Company.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      3.    ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

            Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The investment adviser to the Company, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation is credited to the investment advisor to the Company. By the last business day of the month following the date on which an Incentive Allocation is made, the investment adviser to the Company may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2011, an Incentive Allocation of $842,412 was credited to the capital account of AAM as Special Advisory member and was included in withdrawals payable at June 30, 2011, in the Statement of Assets, Liabilities and Members' Capital.

            Each Member of the Board of Managers (each a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $15,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee receive a supplemental retainer of $7,500 and $3,750 per annum, respectively. Managers who are "interested persons" do not receive any annual or other fee from the Company. Managers who are not "interested persons" are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

            The Bank of New York Mellon serves as custodian of the Company's assets.

            BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon") serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon a fee for these services based primarily on the average Members' Capital of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

            Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the six months ended June 30, 2011, such sales commissions earned by Oppenheimer amounted to $191,442.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      4.    INDEMNIFICATIONS

            The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

      5.    SECURITIES TRANSACTIONS

            Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2011, amounted to $913,212,448 and $560,024,007, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2011, amounted to $430,967,694 and $589,822,526, respectively.

            At December 31, 2010, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $863,722,137 and $414,298,191, respectively.

            For Federal income tax purposes, at December 31, 2010, accumulated net unrealized gain on portfolio investments and securities sold, not yet purchased was $129,486,820, consisting of $207,531,152 gross unrealized gain and $78,044,332 gross unrealized loss.

            Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of June 30, 2011, and is used as collateral for securities sold, not yet purchased.

      6.    SHORT-TERM BORROWINGS

            The Company has the ability to trade on margin and borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the six months ended June 30, 2011, the average daily amount of such borrowings was $2,126,202 and the daily weighted average annualized interest rate was 2.13%. The Company had borrowings outstanding at June 30, 2011, totaling $1,272,877 recorded as due to broker on the Statement of Assets, Liabilities and Members' Capital.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

            In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options, swaps and short sales. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

            The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

            Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Accordingly, the Company has a concentration of individual counterparty credit risk with the prime broker. The Company pledges securities in an account at the Custodian, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

            Multi-Manager may use total return swaps to gain long or short investment exposure in lieu of purchasing or selling an equity security directly. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or "notional" amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Company's investment exposure to the particular interest rate, currency, commodity or equity involved. Securities associated with swaps are marked-to-market based on the Company's valuation procedures that are outlined in Section 2b of these notes. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as net change in unrealized gains or losses in the Statement of Operations. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability on the Statement of Assets, Liabilities and Members' Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. The net realized gain/(loss) on swap contracts is reflected on the Statement of Operations within these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

            Most swap agreements entered into by the Company require the calculation of the obligations of the parties to the agreements on a "net basis." Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). However, the gross unrealized gain and loss on swap contracts are $5,256,103 and $2,975,596, respectively, which are included in the net unrealized gain on swap contracts reflected on the Statement of Assets, Liabilities and Members' Capital within these financial statements.

            The Company is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the other party to a swap defaults, the Company's risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets, Liabilities and Members'Capital.

            The unrealized gain/(loss) amounts presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid, (i.e. the fair value) of each swap contract, respectively. The average notional amounts of swap contracts was $325,745,915 during the six months ended June 30, 2011, which is indicative of the volume of activity for swap contracts during the period. The net change in unrealized gain/(loss) from swap contracts is reflected on the Statement of Operations within these financial statements.

            The total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members' Capital and/or provide limits regarding decline in the Company's Members' Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to the total return swap agreements could terminate the agreement and request immediate payment or demand increased collateral for the net obligation owed the counter-party. Throughout the six months ended June 30, 2011, the Company maintained the required level of Company's Members' Capital.

            As of June 30, 2011, the Company posted $90,498,345 as collateral, related to its total return swaps. This amount is included in the cash and cash equivalents on the Statement of Assets, Liabilities and Members' Capital within these financial statements and is restricted.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

            The Company may purchase put and call options on securities or derivatives instruments in order to gain exposure to or protect against changes in the markets. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities. During the six months ended June 30, 2011, the Company had no transactions in purchased options.

            The Company may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. Option contracts serve as components of the Company's investment strategies and are utilized to structure investments to enhance the performance of the Company.

            When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of a written option by a counterparty could result in the Company selling or buying a security at a price different from the current market value. During the six months ended June 30, 2011, the Company had no transactions in written options.

            The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this Note.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

      The following represents the ratios to average Members' Capital and other supplemental information for each period indicated:

                                   SIX MONTHS ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                     JUNE 30, 2011       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                      (UNAUDITED)            2010           2009           2008           2007           2006
                                   ----------------      ------------   ------------   ------------   ------------   ------------
Members' Capital, end of period
  (000s)                           $      1,192,511      $  1,059,196   $    891,416   $    601,096   $    690,957   $    394,226
Ratio of net investment loss to
  average Members' Capital**                  (2.58%)***        (2.60%)        (2.03%)        (1.49%)        (0.82%)        (0.58%)
Ratio of expenses to average
  Members' Capital**                           3.60%***          3.62%          3.09%          3.64%          2.46%          2.54%
Ratio of incentive allocation
  to average Members' Capital                  0.14%***          1.94%          2.51%          0.02%         11.06%          4.00%
Portfolio turnover                               43%              197%           293%           382%           360%           546%
Total return - gross*                          9.59%             9.43%         31.80%        (17.02%)        73.96%         22.26%
Total return - net*                            7.67%             7.55%         25.44%        (17.02%)        59.17%         17.81%
Average debt ratio                             0.36%***          0.28%          1.01%          0.93%          0.70%           N/A

      * Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

      ** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

      ***   Annualized

      N/A   Not applicable

      An individual Member's ratios and returns may vary from the above based on the timing of capital transactions.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2011 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      9.    SUBSEQUENT EVENTS

            Management has evaluated the impact of all subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company's financial statements except as disclosed below.

            Effective July 1, 2011, Advantage Advisers Multi-Manager, LLC provides administrative and investor services to the Company at an annual rate of 1.35% and advisory services at an annual rate of 0.40%, both of the Company's net assets.

            The Company received initial and additional contributions from Members of $29,592,154.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I. PROXY VOTING

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission's ("SEC"'s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from June 30, 2007 through June 30, 2011 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC's website at http://www.sec.gov.

II. PORTFOLIO HOLDINGS

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

III. RENEWAL OF INVESTMENT ADVISORY AGREEMENT WITH AAM

At a meeting held on March 23, 2011, the Board of Managers of the Company (the "Board") completed its annual consideration of, and approved the renewal of, the Company's investment advisory agreement with AAM.

In approving the renewal of the investment advisory agreement, the Board, including each of the Independent Managers, reviewed various written materials provided by AAM at the request of the Board and assessed: (i) the nature, extent and quality of the services provided to the Company; (ii) the investment performance of the Company relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Company (including fee information for comparable funds) and the profitability of AAM; (iv) the extent to which economies of scale would be realized as the Company's assets under management increase; and (v) whether advisory fee levels reflect any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and Oppenheimer, an affiliate of AAM, which provides certain administrative services to the Company.

In considering the nature, extent and quality of services that AAM provides to the Company, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various departments of Oppenheimer providing services to the Company. The Board also reviewed with management the investment management, compliance, regulatory, risk management, administration, accounting, infrastructure and investor services provided by AAM and Oppenheimer and reviewed the costs associated with providing these services.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

The Independent Managers had, over the previous twelve months, also considered various matters, including: Oppenheimer's commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the research and portfolio management capabilities of the personnel responsible for managing the Company's assets; the appropriateness of AAM's staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; AAM's oversight of third party service providers; the Company's investment performance and the profitability of AAM attributable to providing services to the Company, among other matters.

Based on its review, the Board concluded that the Company benefits from the services provided by AAM, including research and portfolio management services and also benefits from the administrative services and compliance infrastructure provided by AAM and Oppenheimer. The Board noted its overall satisfaction with the nature, extent and quality of services provided by AAM and concluded that the Company was receiving the services required from AAM under its agreement with the Company, and that these services were of appropriate quality.

The Board also reviewed materials relating to the Company's investment performance on a quarterly basis. The Board also considered the Company's historical investment performance, including a comparison of such performance to the performance of similar funds and relevant indices. The consensus of the Board was that during the past year the investment performance of the Company was competitive with its peers. The indirect benefits received by AAM and its affiliates attributable to its relationships to the Company also were considered.

The Board also considered the advisory fees and current and historical expense ratios of the Company for the services provided by AAM and Oppenheimer under the investment advisory agreement and administrative services agreement, respectively. The Independent Managers concluded that the fees paid to Oppenheimer and AAM were reasonable and appropriate and were within industry norms, based on the comparisons to similar funds. In particular, a fee comparison showed that the fees charged -- a 1.0% management fee and 20% incentive allocation -- were at the mid-to-lower end of fees charged for similar products. In this regard, the Board reviewed a comparison of the Company's fees to those of comparable registered funds, and concluded that the Company's fees are similar to those of the other funds. The Board also considered revenues received by AAM and Oppenheimer from the Company, including management fees, incentive allocations and investment income, as well as data regarding AAM's financial condition, compensation and profitability, including related direct and indirect operating expenses relating to the Company, payments made to registered representatives of Oppenheimer for services they provide to investors and marketing and sales expenses. The Board noted that registered representatives of Oppenheimer continue to be paid out of Oppenheimer's resources for providing various investor services. The Board noted that AAM had not realized significant profits during the previous year from its relationship with the Company but continues to be willing to manage the Company. AAM reviewed with the Board the methodology used to estimate these costs and profits of AAM, as set forth in the profitability materials provided by management. It also considered the indirect benefits received by AAM and its affiliates attributable to their relationships to the Company.

Based on its review of information relating to the Company's fees and expenses and the profitability of AAM

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

and its affiliates, the Board concluded that the Company's fees under the investment advisory agreement and administrative services agreement bear a reasonable relationship to the services provided by the Adviser and Oppenheimer.

With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board concluded that material economies of scale are not being realized at current asset levels.

Based on the considerations described above, the following conclusions and determinations were made by the Board, including all of the Independent
Managers:

      1. the nature, extent and quality of the services provided by AAM were adequate and appropriate;

      2. the fees paid to AAM and Oppenheimer are reasonable and appropriate in light of both comparative fee information and benefits to be derived by AAM and Oppenheimer from their relationships with the Company;

      3. AAM's fees are reasonable in light of the advisory fees charged by AAM (and other affiliates) and other unaffiliated investment advisers to similar investment vehicles receiving similar services and in light of the fact that, absent any performance allocation, the expenses associated with providing services to the Company had exceeded in the past, and may exceed in the future, the fees payable by the Company;

      4. material economies of scale are not being realized by AAM or Oppenheimer at current asset levels.

      5. the approval of the renewal of the Company's investment advisory agreement and administrative services agreement for an additional annual period is in the best interests of the Company and its Members.

REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT AND NEW SUB-INVESTMENT ADVISORY AGREEMENT

At a meeting held on April 26, 2011, the Board approved a proposal to restructure the Company's management arrangements and to increase the fees payable by the Company (the "Restructuring"). As a result of the Restructuring, effective July 1, 2011: (i) Advantage Advisers Multi-Manager, LLC ("Multi-Manager") replaced Advantage Advisers Management, LLC ("AAM") as the Company's investment adviser pursuant to the terms of a new investment advisory agreement (the "New Investment Advisory Agreement"); (ii) the Company agreed to pay Multi-Manager an advisory fee at the annual rate of .40% of the Company's net assets; (iii) Alkeon Capital Management, LLC was retained by Multi-Manager to provide portfolio management services to the Company pursuant to a sub-investment advisory agreement (the "Sub-Advisory Agreement") at a fee at the annual rate of .30% of the net assets of the Company; and (iv) Multi-Manager was retained to provide administrative services to the Company pursuant to a new administrative services agreement (the "New Services Agreement") for an annual fee of 1.35% of the Company's net assets.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

In determining to approve the New Advisory Agreement and to recommend its approval by Members, the Board considered all information it deemed reasonably necessary to evaluate the terms of the new Advisory Agreement and the ability of Multi-Manager to provide services of the nature, scope and quality required by the Company. The Independent Managers requested and reviewed materials furnished by OAM, including information regarding Multi-Manager, its affiliates and personnel, operations and financial condition, and also reviewed information relating to the investment performance and the current and proposed fees and expenses of the Company as compared to similar investment funds. The Board also met with representatives of OAM and discussed various matters relating to the operations of the Company and Multi-Manager and to the nature, scope and quality of services that Multi-Manager would provide to the Company.

Approximately one month before, in March 2011, the Board had performed a full annual review of the Investment Advisory Agreement with AAM after reviewing among other things, the staffing, management and the organizational structure of the various departments of Oppenheimer and Alkeon providing services to the Company, including investment management, compliance, regulatory, risk management, administration, accounting, infrastructure and investor services. The Board's considerations and conclusions are described above.

As described above, the Independent Managers had, over the previous twelve months, also considered various matters, including Oppenheimer's commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the research and portfolio management capabilities of the personnel responsible for managing the Company's assets; the appropriateness of staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; oversight of third party services providers; and the Company's investment performance, among other matters.

In evaluating the proposed compensation payable under the New Advisory Agreement, the Independent Managers also gave weight to the fact that the Company's investment program has become more complex, involving greater use of derivatives and investments in foreign securities, and to the fact that the recent expansion of the Company's investment focus to encompass investments in a broad range of domestic and foreign growth companies (and not primarily in stocks of technology-related companies) necessitates the employment of additional investment professionals having a broader set of skills and experience than was previously required. The Independent Managers viewed as significant the fact that OAM personnel will continue to provide the same services to the Company on behalf of Multi-Manager under the New Advisory Agreement that they provide currently on behalf of AAM, and that personnel of Alkeon who currently provide advisory services to the Company through AAM under the current investment advisory agreement between the Company and AAM would continue to provide investment advisory services to the Company pursuant to the Sub-Advisory Agreement. For these reasons, the Board determined that an increase in the compensation payable under the New Advisory Agreement is reasonable and appropriate and that such compensation is also necessary to appropriately compensate the organizations and their personnel providing services to the Company.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

With respect to the compensation payable under the New Advisory Agreement, the Board also compared the current and proposed fees and overall expense level of the Company to those of other funds with similar investment programs, including but not limited to other fund advised by affiliates of Multi-Manager and by Alkeon (or an Alkeon affiliate). It was noted, in this regard, that, notwithstanding the changes in fees that are being proposed or implemented (including the advisory fee and the increase in the fee payable under the New Services Agreement), the Company will continue to have overall fees and expenses that are within the range of or lower than those of other similar funds registered under the 1940 Act. The Board also considered the anticipated costs of services to be provided and an estimate of the profits likely to be realized by Multi-Manager from its relationship with the Company and reviewed with representatives of OAM the methodology used in estimating Multi-Manager's costs and profits. The extent to which economies of scale in the cost of providing services would be realized as the Company grows and whether the fees payable to Multi-Manager pursuant to the New Advisory Agreement properly reflect these economies of scale for the benefit of Members were also considered. Although there are no reductions in the compensation payable by the Company under the New Advisory Agreement that would apply as its assets increase, the Independent Managers, determined, in light of the nature, quality and scope of services proposed to be provided, the anticipated costs of those services and the fees paid by similar funds, that the estimated profitability of Multi-Manager would not be so disproportionately large that it would bear no reasonable relationship to the services that will be provided by Multi-Manager. In making these determinations, the Independent Managers took cognizance of the fact that Oppenheimer compensates its financial advisers for providing ongoing investor services to Members relating to the Company and that, unlike a number of other similar funds, Oppenheimer does not receive a separate fee from the Company as compensation for these services.

The Independent Managers also considered the potential indirect benefits that might be realized by Multi-Manager from its relationship with the Company and considered possible alternatives to approval of the New Advisory Agreement. In this regard, the Independent Managers evaluated the potential benefits, detriments and costs to the Company and Members of retaining an investment adviser other than Multi-Manager (or another Oppenheimer affiliated investment adviser) as the Company's investment adviser and determined that, as an affiliate of OAM, Multi-Manager has the requisite expertise, personnel and resources to enable it to provide high quality services to the Company.

The Independent Managers considered similar information and factors in determining whether to approve the Sub-Advisory Agreement, and reviewed and discussed the qualifications and experience of Alkeon and its personnel. It also considered the historic investment performance of the Company which is attributable to the services of Alkeon personnel providing services on behalf of AAM.

In its deliberations, the Independent Managers considered the fact that the Company has been provided with very high quality investment advice over a period of many years, as demonstrated by the historic investment performance of the Company since its inception. The Independent Managers also evaluated the investment performance of the Company relative to the investment performance of other similar funds. After consideration, the Independent Managers noted its overall satisfaction with the nature, quality and extent of services

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

currently provided to the Company by Alkeon personnel and concluded that the Company would be likely to continue to receive similar services from Alkeon under the Sub-Advisory Agreement.

With respect to the fees payable under the Sub-Advisory Agreement, it was noted that, although the Company itself would not pay any fee to Alkeon under the Sub-Advisory Agreement, the Company would bear the additional advisory fee pursuant to the New Advisory Agreement (out of which the fee payable to Alkeon under the Sub-Advisory Agreement would be paid) if the New Advisory Agreement and the Sub-Advisory Agreement are each approved by Members. The Board compared the proposed fees and anticipated overall expense level of the Company to the fees and expenses of other funds with similar investment programs, including but not limited to other funds advised by Oppenheimer affiliates and by Alkeon (or an Alkeon affiliate), and noted that, if the proposed changes in fees are implemented (including the new advisory fee and the fee payable under the New Services Agreement that the Company will pay for administrative and investor services), the Company would continue to have overall fees and expenses that are within the range of those of other similar registered funds. The Independent Managers also noted that the proposed fee structure for the Company is similar to that of other Alkeon-affiliated funds, including another registered fund with an investment program similar to that of the Company and a number of private investment funds, and it determined that it is appropriate that the fee structure of the Company allow Alkeon to receive compensation that is commensurate with the services it provides and thus help assure that Alkeon is willing to continue to commit an appropriate level of its resources to the Company and to continue its relationship with the Company.

Consideration was also given by the Independent Managers to the anticipated costs of the services to be provided by Alkeon pursuant to the Sub-Advisory Agreement and an estimate of the profits likely to be realized by Alkeon from its relationship with the Company (including the fee it would be paid under the Sub-Advisory Agreement and the share of the anticipated revenues of
Multi-Manager and AAM that Alkeon would be entitled to receive as a member of Multi-Manager and AAM). The extent to which economies of scale in costs of providing services would be realized by Alkeon as the Company grows and whether the fee payable to Alkeon pursuant to the Sub-Advisory Agreement properly reflects these economies of scale for the benefit of Members were also considered. As with respect to the fees payable by the Company under the New Advisory Agreement, the Company's Independent Managers determined that, although there is no reduction in compensation that would occur as the Company's assets increase, in light of the nature, quality and scope of services proposed to be provided by Alkeon, the anticipated costs of those services and the fees paid by similar funds, the estimated profitability of Alkeon would not be so disproportionately large that it would bear no reasonable relationship to the services that it will provide.

The Independent Managers also considered the potential indirect benefits that might be realized by Alkeon from its relationship with the Company and considered possible alternatives to approval of the Sub-Advisory Agreement. In this regard, the Independent Managers evaluated the potential benefits, detriments and costs to the Company and Members of retaining an investment adviser other than Alkeon to serve as sub-adviser and determined that Alkeon has the requisite expertise, personnel and resources to enable it to provide high quality services to the Company.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

After consideration, the Independent Managers noted its overall satisfaction with the nature, quality and extent of services currently provided by OAM as the managing member of AAM and by Alkeon and concluded that the Company would be likely to continue to receive similar services under the New Advisory Agreement with Multi-Manager and under the Sub-Advisory Agreement with Alkeon.

Based on the considerations described above, the Board determined to approve the New Investment Advisory Agreement, the Sub-Advisory Agreement and the New Services Agreement subject to the approval by a majority of the Members with respect to the New Advisory Agreement and the Sub-Advisory Agreement, based on the following, among other things: (i) the Company has had very strong long-term performance; (ii) the Company's investment program has become increasingly complex; (iii) the Company currently pays advisory and administrative fees that are below the fees paid by other similar funds, including similar funds managed by Oppenheimer affiliates and Alkeon, for advisory and administrative services;
(iv) the new advisory fee will allow Oppenheimer to better compensate Alkeon for its provision of investment services to the Company; and (v) that if the proposed fee increases are implemented, the Company will continue to pay fees that are within the range of or lower than the fees being paid by other similar funds, including other funds managed by Alkeon.

The New Investment Advisory Agreement and the New Sub-Advisory Agreement were approved by Members at a meeting of Members held on June 30, 2011 and became effective on July 1, 2011.

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

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


ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302  of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

(b) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                Advantage Advisers Xanthus Fund, L.L.C.
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By (Signature and Title)*   /s/ Bryan McKigney
                         -------------------------------------------------------
                            Bryan McKigney, Principal Executive Officer
                            (principal executive officer)

Date                        September 2, 2011
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Pursuant  to  the  requirements  of  the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date                       September 2, 2011
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By (Signature and Title)*  /s/ Vineet Bhalla
                          ------------------------------------------------------
                          Vineet Bhalla, Chief Financial Officer
                           (principal financial officer)

Date                       September 2, 2011
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* Print the name and title of each signing officer under his or her signature.